Revenues	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenues
NOTE 25: REVENUES

(€’000)	For the year ended December 31,
	2021	2020	2019
Out-licensing revenue	—	—	—
Other revenue	—	5	6

Total	—	5	6

The Group’s license and collaboration agreements have generated no revenue for the year ended December 31, 2021 similar to the years ended December 31, 2020 and 2019. The Group did not enter into any new license agreements for the
12-month
period ended December 31, 2021.
The Group does not expect to generate material revenue unless and until the Group receives regulatory approval for one of its drug product candidates.